Schedule I - Financial Information of Registrant	12 Months Ended
Dec. 31, 2013
S1-Statement of Operations [Abstract]
Schedule I - Financial Information of Registrant
Frontline Ltd.
Schedule I - Financial Information of Registrant
Condensed Statements of Operations for the years ended December 31, 2013, 2012 and 2011
(in thousands of $, except per share data)

	2013	2012	2011
Operating revenues
Other income	590	338	1,357
Total operating revenues	590	338	1,357
Loss on sale of assets	—	—	(306,972)
Operating expenses
Administrative expenses	2,961	3,995	5,742
Total operating expenses	2,961	3,995	5,742
Net operating loss	(2,371)	(3,657)	(311,357)
Other income (expenses)
Interest income	552	1,009	310
Interest expense	(10,581)	(10,125)	(10,125)
Foreign currency exchange gain (loss)	51	249	(60)
Loss on sale of securities	—	—	(3,128)
Debt conversion expense	(12,654)	—	—
Dividends received, net	86	134	113
Other non-operating items, net	(28)	(22)	3,361
Net other expenses	(22,574)	(8,755)	(9,529)
Net loss before equity in net loss of subsidiaries	(24,945)	(12,412)	(320,886)
Equity in net loss of subsidiaries	(163,564)	(70,342)	(208,715)
Net loss	(188,509)	(82,754)	(529,601)

See accompanying Notes.
Frontline Ltd.
Schedule I - Financial Information of Registrant
Condensed Consolidated Statements of Comprehensive Loss for the years ended December 31, 2013, 2012 and 2011
(in thousands of $)

	2013	2012	2011
Comprehensive loss, net of tax
Net loss	(188,509)	(82,754)	(529,601)
Unrealized gains (losses) from marketable securities	915	527	(894)
Foreign currency translation (losses) gains	(63)	97	(49)
Other comprehensive income (loss), net of tax	852	624	(943)
Comprehensive loss	(187,657)	(82,130)	(530,544)

See accompanying Notes.
Frontline Ltd.
Schedule I - Financial Information of Registrant
Condensed Consolidated Balance Sheets as of December 31, 2013 and 2012
(in thousands of $)

	2013	2012
ASSETS
Current Assets
Cash and cash equivalents	6,568	30,600
Restricted cash and investments	1,728	150
Marketable securities	3,373	1,220
Trade accounts receivable, net	18	62
Related party receivables	487	250
Other receivables	2,299	2,384
Prepaid expenses and accrued income	168	104
Total current assets	14,641	34,770
Long-term assets
Investments in and loans to affiliates, net	239,441	312,815
Deferred charges	696	1,236
Total assets	254,778	348,821
LIABILITIES AND (DEFICIT) EQUITY
Current liabilities
Related party payables	6,017	148
Trade accounts payable	279	159
Accrued expenses	2,487	3,081
Other current liabilities	268	758
Total current liabilities	9,051	4,146
Long-term liabilities
Long-term debt	200,000	225,000
Related party payables	72,610	—
Other long-term liabilities	69	—
Total liabilities	281,730	229,146
(Deficit) equity
Share capital (2013: 86,511,713 shares outstanding, par value $1.00. 2012: 77,858,502 shares outstanding, par value $2.50)	86,512	194,646
Additional paid in capital	149,985	821
Contributed surplus	474,129	474,129
Accumulated other comprehensive loss	(3,303)	(4,155)
Retained deficit	(734,275)	(545,766)
Total (deficit) equity attributable to Frontline Ltd.	(26,952)	119,675
Total liabilities and (deficit) equity	254,778	348,821

See accompanying Notes.
Frontline Ltd.
Schedule I - Financial Information of Registrant
Condensed Consolidated Statements of Cash Flows for the years ended December 31, 2013, 2012 and 2011
(in thousands of $)

	2013	2012	2011
Net cash used in operating activities	(19,497)	(39,682)	(83,399)
Investing activities
Change in restricted cash	(1,578)	—	—
Dividends received from associated companies	—	—	511
Loans from (to) associated companies	250	(250)	—
Investment in associated companies	(6,001)	(13,298)	(25,047)
Proceeds from sale of investment in associated companies	242	—	—
Proceeds from sale of other assets	—	—	41,728
Proceeds from sale of shares in subsidiaries	—	—	128,882
Net cash (used in) provided by investing activities	(7,087)	(13,548)	146,074
Financing activities
Net proceeds from issuance of shares	4,802	—	—
Repayments of long-term debt	(2,250)	—	—
Cash dividends paid	—	—	(17,129)
Net cash provided by (used in) financing activities	2,552	—	(17,129)
Net (decrease) increase in cash and cash equivalents	(24,032)	(53,230)	45,546
Cash and cash equivalents at beginning of year	30,600	83,830	38,284
Cash and cash equivalents at end of year	6,568	30,600	83,830

Supplemental disclosure of cash flow information:
Interest paid	10,125	10,125	10,125
Income taxes paid	—	—	—

See accompanying Notes.
Frontline Ltd.
Schedule I - Financial Information of Registrant
Notes

Note 1—Basis of Presentation
In our financial statements, our investment in subsidiaries is stated at cost plus equity in the undistributed earnings of the subsidiaries. Our share of net income (loss) of our subsidiaries is included in net income (loss) using the equity method of accounting. The financial statements should be read in conjunction with our consolidated financial statements.

Note 2-Other
No cash dividend was paid to the registrant by subsidiaries for the years ended December 31, 2013 and December 31, 2012. A cash dividend of $0.3 million was paid to the registrant in the year ended December 31, 2011.